SUBSEQUENT EVENTS (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS

The Company evaluates subsequent events up until the date the condensed consolidated financial statements are issued.

Offering Status

Through July 31, 2019, the Company had sold 17,264,957 shares of Class C common stock in the Offering, for aggregate gross offering proceeds of $173,569,307, which included 1,328,904 shares of Class C common stock sold under its distribution reinvestment plan, for gross proceeds of $13,386,283. As of July 31, 2019, the Company has sold 166,712 shares of Class S common stock in the Offering, for aggregate gross offering proceeds of $1,691,705, which included 1,417 shares of Class S common stock sold under its dividend reinvestment plan for gross proceeds of $14,377.

Distributions

On June 25, 2019, the Company’s board of directors declared distributions based on daily record dates for the period July 1 through July 31, 2019 at the rate of $0.00189113 per share per day on the outstanding shares of its common stock, which the Company will pay on August 26, 2019.

On July 31, 2019, the Company’s board of directors declared distributions based on daily record dates for the period August 1 through August 31, 2019 at the rate of $0.00189113 per share per day on the outstanding shares of its common stock, which the Company will pay on September 25, 2019.

Redeemable Common Stock

Subsequent to June 30, 2019, the Company redeemed 82,525 shares of Class C common stock for $822,829 in July 2019 and 178,005 shares of Class C common stock for $1,769,216 in August 2019.

Advisory Agreement

On August 9, 2019, the Advisory Agreement was amended to delete the subordinated participation fee from the agreement. On August 9, 2019, the board of directors of the Company, including all of the independent directors, also approved renewing the Advisory Agreement, which was scheduled to expire on August 11, 2019 to December 31, 2019.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluates subsequent events up until the date the consolidated financial statements were issued in the Company’s Form 10-K on March 29, 2019.
Offering Status

As of February 28, 2019, the Company had sold 14,976,828 shares of Class C common stock in the Offering, for aggregate gross offering proceeds of $150,121,913, which included 1,017,841 shares of Class C common stock sold under its distribution reinvestment plan, for gross proceeds of $10,225,876. As of February 28, 2019, the Company had sold 113,312 shares of Class S common stock in the Offering, for aggregate gross offering proceeds of $1,149,162, which included 318 shares of Class S common stock sold under its distribution reinvestment plan for gross proceeds of $3,210.

Distributions

On November 28, 2018, the Company’s board of directors declared distributions based on daily record dates for the period December 1, 2018 through December 31, 2018 at a rate of $0.00188113 per share per day, or $748,674, on the outstanding shares of the Company’s common stock, which the Company paid on January 25, 2019. Of the December 2018 distribution, $571,882 was reinvested through the Company’s DRP.

On December 26, 2018, the Company’s board of directors declared distributions based on daily record dates for the period January 1, 2019 through January 31, 2019 at rate of $0.00189113 per share per day, or $771,806, on the outstanding shares of the Company's common stock, which the Company paid on February 25, 2019. Of the January 2019 distribution, $587,707 was reinvested through the Company’s DRP.

On January 31, 2019, the Company’s board of directors declared distributions based on daily record dates for the period February 1, 2019 through February 28, 2019 at rate of $0.00209375 per share per day, or $795,959, on the outstanding shares of the Company's common stock, which the Company paid on March 25, 2019. Of the February 2019 distribution, $605,275 was reinvested through the Company’s DRP.

On February 28, 2019, the Company’s board of directors declared distributions based on daily record dates for the periods March 1, 2019 through March 31, 2019, April 1 through April 30, 2019, May 1 through May 31, 2019 and June 1 through June 30, 2019 at rate of $0.00192740 per share per day on the outstanding shares of its common stock, which the Company will pay on April 25, 2019, May 28, 2019, June 25, 2019 and July 25, 2019, respectively.

Redeemable Common Stock

Subsequent to December 31, 2018, the Company redeemed shares of Class C common stock as follows: 59,431 shares in January 2019 for $599,916; 124,258 shares in February 2019 for $1,236,669; and 41,100 shares in March 2019 for $408,661.
Debt Financing

On March 7, 2019, the Company refinanced a mortgage note payable which was due as of March 17, 2019 with a new note for $6,350,000 through a nonaffiliated lender. The note is secured by the 24 Hour Fitness property. The new mortgage note has a fixed interest rate of 4.64% for the first 11 years and matures on March 7, 2049. The financing coordination fee due to the Advisor or its affiliate for this financing amounted to $63,500.

On March 12, 2019, the Company repaid its $4,842,500 mortgage loan on the Texas Health Resources property with borrowings under its unsecured line of credit.

Credit Facility Extensions

Effective January 15, 2019 and March 26, 2019, the Company entered into agreements with the Lender to extend the maturity date of the Unsecured Credit Facility to March 26, 2019 and April 30, 2019, respectively.

REIT I
On January 14, 2019, REIT I announced that it had retained a real estate financial advisor to assist it in evaluating strategic alternatives, which includes marketing its entire real estate properties portfolio for disposition by sale, merger or other transaction structure. In connection with REIT I’s announcement, on March 19, 2019 the Company announced that it intends to explore a potential acquisition of REIT I or REIT I’s portfolio of properties (the “REIT I Portfolio”) and that its board of directors has formed a special committee of the board of directors (the “special committee”), consisting solely of independent directors, that will evaluate the potential for a transaction with REIT I. The members of the special committee, comprising four of the Company’s six directors, have no affiliation with REIT I or the Sponsor. The special committee has hired UBS Investment Bank as its financial advisor and Morris, Manning and Martin, LLP as its legal advisor to assist the special committee as it conducts a review of a potential acquisition of REIT I or the REIT I Portfolio.

The special committee has not set a definitive timetable for completion of its evaluation, and there can be no assurances that the review process will result in any transaction. The Company does not intend to provide any updates pertaining to its exploration of a potential acquisition of REIT I and shareholders should not expect any announcement from the Company until such time that an outcome has been reached with respect to any potential offer for REIT I or the REIT I Portfolio, except as required under applicable laws.